Commitments - Additional information (Details) £ in Thousands, $ in Millions	Oct. 05, 2021 USD ($)	Sep. 03, 2021 GBP (£) lease_agreement	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitment costs incurred			£ 3,638	£ 793
Commitments outstanding			11,842
Lease liabilities			7,082	5,301
Vienna, Austria
Disclosure of attribution of expenses by nature to their function [line items]
Number of lease agreements not yet commenced | lease_agreement		2
Lessee, operating lease, term of contract not yet commenced		7 years
Lease liabilities		£ 6,302
Gates Foundation
Disclosure of attribution of expenses by nature to their function [line items]
Commitment | $	$ 70
Commitment, term	4 years
Commitments outstanding			£ 47,848	£ 51,069